Loans Held for Investment - Principal Balance and Net Book Value of Loan Portfolio Based on Internal Risk Ratings (Details) (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($) Loan
Accounts Notes And Loans Receivable [Line Items]
Loan Count | Loan	31
Carrying Value | $	$ 955,501
% of Loan Portfolio	100.00%
Risk Rating 3
Accounts Notes And Loans Receivable [Line Items]
Loan Count | Loan	31
Carrying Value | $	$ 955,501
% of Loan Portfolio	100.00%